Organization - Schedule of Principal Subsidiaries (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2024		Dec. 31, 2022
Youcang Limited (“Youcang”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jun. 30, 2021		Jun. 30, 2021
Place of incorporation		British Virgin Islands		British Virgin Islands
Percentage of direct or indirect ownership by the Company		100.00%		100.00%
Principal activities		Investment holding		Investment holding
Energy U Limited (“Energy U”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jul. 19, 2021		Jul. 19, 2021
Place of incorporation		Hong Kong		Hong Kong
Percentage of direct or indirect ownership by the Company		100.00%		100.00%
Principal activities		Investment holding		Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jan. 27, 2022	[1]	Jan. 27, 2022	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of technical and consultation services	[1]	Provision of technical and consultation services	[2]
Anhui Yousheng New Energy Co., Ltd (“AHYS”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		May 16, 2013	[1]	May 16, 2013	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of battery swapping stations sales	[1]	Dormant Company	[2]
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jul. 18, 2013	[1]	Jul. 18, 2013	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		53.1072%	[1]	53.11%	[2]
Principal activities		Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[2]
Shanghai Youqiao International Trade Co., Ltd. (“SH Youqiao”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	[2]			May 29, 2014
Place of incorporation	[2]			PRC
Percentage of direct or indirect ownership by the Company	[2]			100.00%
Principal activities	[2]			Dormant Company
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Nov. 13, 2015	[1]	Nov. 13, 2015	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[2]
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Feb. 27, 2017	[1]	Feb. 27, 2017	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of sourcing services	[1]	Dormant Company	[2]
Chengdu Youyipin Trading Co., Ltd. (“CD Youyipin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jun. 21, 2019	[1]	Jun. 21, 2019	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of sourcing services	[1]	Dormant Company	[2]
Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		May 21, 2020	[1]	May 21, 2020	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		80.00%	[1]	80.00%	[2]
Principal activities		Provision of sourcing services	[1]	Provision of sourcing services	[2]
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jun. 30, 2020	[1]	Jun. 30, 2020	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		86.96%	[1]	86.96%	[2]
Principal activities		Provision of new energy vehicles sales and sourcing services	[1]	Provision of new energy vehicles sales and sourcing services	[2]
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Oct. 29, 2020	[1]	Oct. 29, 2020	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of battery swapping stations manufacturing	[1]	Provision of battery swapping stations manufacturing	[2]
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Nov. 03, 2020	[1]	Nov. 03, 2020	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		70.00%	[1]	70.00%	[2]
Principal activities		Provision of sourcing services	[1]	Dormant Company	[2]
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Nov. 08, 2019	[1]	Nov. 08, 2019	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of new energy vehicles sales and sourcing services	[1]	Provision of new energy vehicles sales and sourcing services	[2]
Zibo Youyipin Trading Co. Ltd. (“Zibo Youyipin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	[2]			Mar. 18, 2021
Place of incorporation	[2]			PRC
Percentage of direct or indirect ownership by the Company	[2]			100.00%
Principal activities	[2]			Dormant Company
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Mar. 22, 2021	[1]	Mar. 22, 2021	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of battery swapping stations sales and battery swapping services	[1]	Provision of battery swapping stations sales and battery swapping services	[2]
Dalian Youshengchi Automobile Trading Service Co., Ltd. (“DL Youshengchi”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	[2]			Mar. 23, 2021
Place of incorporation	[2]			PRC
Percentage of direct or indirect ownership by the Company	[2]			100.00%
Principal activities	[2]			Dormant Company
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jun. 29, 2021	[1]	Jun. 29, 2021	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of battery swapping services	[1]	Provision of battery swapping services	[2]
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Jul. 29, 2021	[1]	Jul. 29, 2021	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of batter swapping stations manufacturing	[1]	Provision of batter swapping stations manufacturing	[2]
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Aug. 10, 2021	[1]	Aug. 10, 2021	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of battery swapping services	[1]	Provision of battery swapping services	[2]
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Nov. 12, 2021	[1]	Nov. 12, 2021	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		100.00%	[1]	100.00%	[2]
Principal activities		Provision of batter swapping stations manufacturing	[1]	Provision of batter swapping stations manufacturing	[2]
Beijing Youxu New Energy Technology Co., Ltd. (“BJ Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	[2]			Dec. 21, 2021
Place of incorporation	[2]			PRC
Percentage of direct or indirect ownership by the Company	[2]			100.00%
Principal activities	[2]			Dormant Company
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Dec. 01, 2022	[1]	Dec. 01, 2022	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		80.00%	[1]	80.00%	[2]
Principal activities		Provision of battery swapping stations sales	[1]	Dormant Company	[2]
Beijing Youpinshuowei New Energy Technology Co., Ltd [Member]
Subsidiaries:
Date of incorporation/ acquisition				Mar. 23, 2022
Place of incorporation				PRC
Percentage of direct or indirect ownership by the Company				51.00%
Principal activities				Dormant Company
Zhuhai Youxu New Energy Technology Co., Ltd.(“ZH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition				Aug. 09, 2023
Place of incorporation				PRC
Percentage of direct or indirect ownership by the Company				100.00%
Principal activities				Provision of batter swapping stations manufacturing
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition		Mar. 14, 2023	[1]	Mar. 14, 2023	[2]
Place of incorporation		PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company		70.00%	[1]	70.00%	[2]
Principal activities		Provision of batter swapping stations manufacturing	[1]	Provision of batter swapping stations manufacturing	[2]
Liaoning Youxu New Energy Technology Co., Ltd. (“LN Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	[2]			Mar. 09, 2023
Place of incorporation	[2]			PRC
Percentage of direct or indirect ownership by the Company	[2]			51.00%
Principal activities	[2]			Provision of batter swapping stations manufacturing

[1]	Collectively, the “PRC subsidiaries”.
[2]	Collectively, the “PRC subsidiaries”.